Intangible Asset (Tables)	6 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible asset
	As of December 31,	As of June 30,
	2021	2021
Production copyright	$2,234,441	$2,204,928
Less: accumulated amortization	(688,953)	(569,607)
	$1,545,488	$1,635,321

Schedule of amortization amount of intangible asset by fiscal years
2022	$111,722
2023	223,444
2024	223,444
2025	223,444
2026	223,444
Thereafter	539,990
Total	$1,545,488